STOCKHOLDERS' DEFICIT (Details)	Sep. 30, 2020 shares
Stockholders' Deficit:
Unissued shares under consulting and director agreements	6,000,000
Unissued shares for conversion of debt	16,667
Unissued shares for acquisition of Bridge Internet	4,000,000
Shares receivable under prior terminated acquisition agreement	(3,096,181)
Net commitment	6,920,486